Note A - The Company and Summary of Significant Accounting Policies (Details) - Summary of Accounts Receivables (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of Accounts Receivables [Abstract]
Accounts receivable		$ 625,310	$ 984,872
Allowance for doubtful accounts	(20,526)	(20,526)	(397,526)	(11,526)
Accounts receivable, net allowances for doubtful accounts	$ 449,110	$ 604,784	$ 587,346